Related Parties - Net Transfers To the Parent (Details) - Parent - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Related Party Transaction [Line Items]
Transfer of liability to Parent		$ 1,016
Deferred taxes on income					$ 0	$ 251	$ 0
Net transfers (to) from the Parent as reflected in the Condensed Consolidated Statements of Cash Flows
Related Party Transaction [Line Items]
Transfer of liability to Parent	$ 12	(676)	$ (274)	$ (892)	(1,597)	7	(3,446)
Cash pooling and general financing activities
Related Party Transaction [Line Items]
Transfer of liability to Parent	(37)	(916)	(446)	(1,324)	(2,568)	(832)	(4,414)
Corporate cost allocations
Related Party Transaction [Line Items]
Transfer of liability to Parent	49	213	145	406	828	831	818
Taxes deemed settled with the Parent
Related Party Transaction [Line Items]
Transfer of liability to Parent	0	1	27	1	78	44	151
Allocated derivative and hedging gains
Related Party Transaction [Line Items]
Transfer of liability to Parent	0	26	0	25	65	(36)	(1)
Net transfers (to) from the Parent as reflected in the Condensed Consolidated Statements of Equity
Related Party Transaction [Line Items]
Transfer of liability to Parent	10	(635)	(308)	(816)	(1,485)	913	(3,331)
Stock-based compensation expense
Related Party Transaction [Line Items]
Transfer of liability to Parent	$ 0	$ 41	$ 0	$ 76	137	141	115
Talc liability transferred to Parent, net of related deferred taxes ($0, $251, $0)
Related Party Transaction [Line Items]
Transfer of liability to Parent					0	765	0
Pension liabilities transferred from the Parent
Related Party Transaction [Line Items]
Transfer of liability to Parent					$ (25)	$ 0	$ 0